CONVERTIBLE BONDS - Schedule of recognition and movements of convertible bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	$ (4,448)	$ (2,142)	[1]	$ (9,432)	[1]
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	151,767	0
Carrying value initial recognition	0	138,571
Interest paid (cash flow)	(4,448)	(2,142)
Amortization transaction cost	849	743
Accrued interest	4,447	4,040
Currency translation	(11,729)	10,555
Borrowings at the end of the period	140,886	151,767		$ 0
- Current portion	1,879	2,040
- Non-current portion	$ 139,007	$ 149,727

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.